Long-term Debt - Summary of Principal Repayments of Long-term Debt (Details) - Long term Borrowings $ in Thousands	Mar. 31, 2019 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	$ 710,029
2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	98,575
2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	3,545
2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	3,541
2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	1,123
2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	601,123
Thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	$ 2,122